PREPAYMENT AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAYMENT AND OTHER CURRENT ASSETS
PREPAYMENT AND OTHER CURRENT ASSETS

6. PREPAYMENT AND OTHER CURRENT ASSETS

Prepayment and other current assets, as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
Value added tax recoverable	112,362	149,343
Rebate receivable from suppliers	57,749	114,723
Deposits (Note)	8,831	25,600
Advance to suppliers	14,807	9,891
Prepaid IT & Insurance expense	7,249	8,117
Others	7,606	4,123
Total	208,604	311,797

Note: Deposits consist of amounts paid to certain vendors for purchasing, advertising and rentals to be utilized within one year.